Pension Plans and Other Postretirement Benefits - Change in Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at the beginning of the year	$ 613	$ 635
Acquisitions	0	5
Actual return on plan assets	26	(13)
Employer contributions	25	22	$ 42
Benefit payments	(37)	(36)
Settlements	(3)	0
Fair value of plan assets at the end of the year	624	613	$ 635
Funded status	$ (220)	$ (231)